GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of goodwill and intangible assets, net

2022:

			Trade	Customer	Customer
	Goodwill	Technology	Name	relationships	database	Total
Cost:
Balance as of January 1, 2022	$8,021	$3,509	$85	$3,508	$200	$15,323
Initially consolidated company	7,607	3,762	—	1,972	—	13,341
Balance as of December 31, 2022	15,628	7,271	85	5,480	200	28,664
Accumulated amortization and impairment:
Balance as of January 1, 2022	—	378	85	1,372	171	2,006
Amortization recognized in the year	—	764	—	772	29	1,565
Balance as of December 31, 2022	—	1,142	85	2,144	200	3,571
Amortized cost at December 31, 2022	$15,628	$6,129	$—	$3,336	$—	$25,093

2021:

			Trade	Customer	Customer
	Goodwill	Technology	Name	relationships	database	Total
Cost:
Balance as of January 1, 2021	$2,298	$378	$85	$2,658	$200	$5,619
Initially consolidated company	5,723	1,763	—	850	—	8,336
Purchases	—	1,368	—	—	—	1,368
Balance as of December 31, 2021	8,021	3,509	85	3,508	200	15,323
Accumulated amortization and impairment:
Balance as of January 1, 2021	—	378	69	1,115	91	1,653
Amortization recognized in the year	—	—	16	257	80	353
Balance as of December 31, 2021	—	378	85	1,372	171	2,006
Amortized cost at December 31, 2021	$8,021	$3,131	$—	$2,136	$29	$13,317